Segment information - Schedule of segment information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure of operating segments [line items]
Revenue	$ 94,271	$ 95,847	$ 282,681	$ 264,152
Advertising expenses	12,369	13,319	39,218	37,301
Depreciation and amortization (including right-of-use assets):	2,707	2,512	8,166	4,802
Interest income	4,753	4,212	13,419	12,126
Interest expense:	489	509	1,434	1,422
Profit before income tax:	29,292	41,123	116,103	104,521
Social casino games
Disclosure of operating segments [line items]
Revenue	76,835	79,618	231,079	219,237
Advertising expenses	8,474	6,725	25,972	19,968
Depreciation and amortization (including right-of-use assets):	1,804	1,613	5,468	2,221
Interest income	4,753	4,212	13,419	12,126
Interest expense:	485	508	1,430	1,418
Profit before income tax:	30,109	43,746	118,146	110,305
iGaming
Disclosure of operating segments [line items]
Revenue	17,436	16,229	51,602	44,915
Advertising expenses	3,895	6,594	13,246	17,333
Depreciation and amortization (including right-of-use assets):	903	899	2,698	2,581
Interest income	0	0	0	0
Interest expense:	4	1	4	4
Profit before income tax:	$ (817)	$ (2,623)	$ (2,043)	$ (5,784)